Organization and Description of Business (Details) ¥ in Millions				1 Months Ended	6 Months Ended
		Dec. 28, 2023 USD ($)	May 07, 2020 USD ($) shares	Jan. 23, 2023 AED (د.إ) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023	Sep. 14, 2023 CNY (¥)	Aug. 09, 2023	Aug. 11, 2022	Jun. 03, 2020 shares	Aug. 20, 2018
Organization and description of business [Line Items]
Aggregate amount of ordinary shares (in Dollars)		$ 600,000
Other (expense) income, net (in Dollars)					$ 2,844
CACM Group [Member]
Organization and description of business [Line Items]
Ownership percentage											100.00%
Color Sky [Member]
Organization and description of business [Line Items]
Ownership percentage	[1]					100.00%
Ordinary shares issued (in Shares) | shares			115,834							115,834
Aggregate amount of ordinary shares (in Dollars)			$ 2,000,000
Color Star Technology Ohio Inc. [Member]
Organization and description of business [Line Items]
Ownership percentage									100.00%
Color Star DMCC [Member]
Organization and description of business [Line Items]
Ownership percentage				100.00%
Share capital | د.إ				د.إ 50,000
Divided shares (in Shares) | shares				50
Nominal value (in Dirhams) | د.إ				د.إ 1,000
Model Queen Limited [Member]
Organization and description of business [Line Items]
Ownership percentage						100.00%		100.00%
Hainan Yuhai Entertainment Co. Ltd. [Member]
Organization and description of business [Line Items]
Ownership percentage							100.00%
Share capital | ¥							¥ 5.0

[1]	Disposed on February 3, 2023